Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Assets:
Cash and cash equivalents	$ 150,530	$ 2,958,902	$ 2,333,007	$ 3,005,792
Other investments held to maturity	1,000	19,657	49,338
Accounts receivable, net	35,437	696,566	630,757	714,130
Recoverable taxes	5,731	112,665	130,205	104,114
Repayments for constructions to related parties	1,951	38,347	98,017	46,032
Repayments for contractors	4,740	93,169	218,442	199,486
Other accounts receivable and prepaid expenses	2,048	40,261	38,856	28,905
Total current assets	201,437	3,959,567	3,498,622	4,098,459
Non-current assets:
Property, leasehold improvements and equipment, net	135,845	2,670,262	2,601,397	2,444,205
Investment in airport concessions, net	435,816	8,566,656	7,648,417	6,513,514
Other assets, net	3,920	77,060	104,330	109,042
Deferred income taxes	16,124	316,939	348,034	380,103
Total non-current assets	591,705	11,630,917	10,702,178	9,446,864
Total assets	793,142	15,590,484	14,200,800	13,545,323
Current liabilities:
Current portion of long-term debt	2,107	41,425	50,852	56,122
Current major maintenance provision	11,446	224,982	232,645	160,607
Trade accounts payable	11,037	216,947	255,982	262,073
Payable taxes and other accrued expenses	26,208	515,160	434,772	489,201
Accounts payable to related parties	11,508	226,202	130,022	140,328
Total current liabilities	62,306	1,224,716	1,104,273	1,108,331
Non-current liabilities:
Long-term debt	231,127	4,543,169	4,582,420	4,637,743
Major maintenance provision	36,556	718,566	624,979	509,046
Guarantee deposits	15,882	312,196	304,395	272,511
Labor obligations	4,065	79,905	127,479	111,921
Other long-term liabilities	807	15,858	30,858
Deferred income taxes	9,368	184,147	197,081	218,791
Total non-current liabilities	297,805	5,853,841	5,867,212	5,750,012
Total liabilities	360,111	7,078,557	6,971,485	6,858,343
Commitment and contingencies
Shareholders’ equity
Common stock	15,435	303,394	303,394	303,644
Additional paid-in capital	1,515	29,786	29,786	29,786
Total Contributed capital	16,950	333,180	333,180	333,430
Reserve for repurchase of shares	74,581	1,466,016	1,466,016	1,383,124
Retained earnings	332,448	6,534,804	5,281,662	4,846,045
Accumulated other comprehensive loss	671	13,178	(10,991)	(8,052)
Total Earned capital	407,700	8,013,998	6,736,687	6,221,117
Controlling interest	424,650	8,347,178	7,069,867	6,554,547
Non-controlling interest	8,381	164,749	159,448	132,433
Total shareholders’ equity	433,031	8,511,927	7,229,315	6,686,980
Total liabilities and shareholders’ equity	$ 793,142	$ 15,590,484	$ 14,200,800	$ 13,545,323